Land Use Rights (Tables)	12 Months Ended
May 31, 2016
Text Block [Abstract]
Land Use Rights, Net

Land use rights consisted of the following:

	As of May 31,
	2015	2016
	US$	US$
Land use rights	5,497	5,178
Less: accumulated amortization	(1,089)	(1,201)
Exchange differences	(146)	(71)

Land use rights, net	4,262	3,906